Transactions with Related Parties (Details) - Schedule of Transactions with Other Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transactions with Other Related Parties [Abstract]
Key management personnel remuneration	$ 1,007,761	$ 1,229,114
End of service benefits expense for key management	$ 202,295	$ 61,862